S-K 1603, SPAC Sponsor; Conflicts of Interest	Jun. 02, 2026
Spac Sponsor And Conflicts Of Interest Line Items
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Table Text Block]

Pursuant to (i) a letter agreement to be entered into among us, our sponsor, directors and officers and (ii) the underwriting agreement between us and the representative, each has agreed to restrictions on its ability to transfer, assign, or sell the founder shares (and any Class A ordinary shares issuable upon conversion thereof), the private units and representative shares, as summarized in the table below.

Subject Securities	Expiration Date	Natural Persons and Entities Subject to Restrictions	Exceptions to Transfer Restrictions
Founder Shares

The earlier of (A) the completion of our initial business combination or (B) the date on which we complete a liquidation, merger, stock exchange or other similar transaction after our initial business combination that results in all of our public shareholders having the right to exchange their ordinary shares for cash, securities or other property. Notwithstanding the foregoing, the founder shares will be released from the lock-up if (1) the last reported sale price of our ordinary shares equals or exceeds $12.00 per share (as adjusted for stock splits, stock capitalizations, reorganizations, recapitalizations and other similar transactions) for any 20 trading days within any 30-trading day period commencing at least 150 days after our initial business combination or (2) if we complete a transaction after our initial business combination which results in all of our shareholders having the right to exchange their shares for cash, securities or other property.

FDB IV Ian Lee Hanna

Transfers permitted (a) to our officers, directors, advisors or consultants, any affiliate or family member of any of our officers, directors, advisors or consultants, any members or partners of the sponsor or their respective affiliates and funds and accounts advised by such members or partners, any affiliates of the sponsor, or any employees of such affiliates, (b) in the case of an individual, as a gift to such person’s immediate family or to a trust, the beneficiary of which is a member of such person’s immediate family, an affiliate of such person or to a charitable organization; (c) in the case of an individual, by virtue of laws of descent and distribution upon death of such person; (d) in the case of an individual, pursuant to a qualified domestic relations order; (e) by private sales or transfers made in connection with any forward purchase agreement or similar arrangement, in connection with an extension of the completion window or in connection with the consummation of a business combination at prices no greater than the price at which the shares or warrants were originally purchased; (f) pro rata distributions from our sponsor to its respective members, partners or shareholders pursuant to our sponsor’s limited liability company agreement or

Subject Securities	Expiration Date	Natural Persons and Entities Subject to Restrictions	Exceptions to Transfer Restrictions

other charter documents; (g) by virtue of the laws of the Cayman Islands or our sponsor’s limited liability company agreement upon dissolution of our sponsor, (h) in the event of our liquidation prior to our consummation of our initial business combination; (i) in the event that, subsequent to our consummation of an initial business combination, we complete a liquidation, merger, share exchange or other similar transaction which results in all of our shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property or (j) to a nominee or custodian of a person or entity to whom a transfer would be permissible under clauses (a) through (g); provided, however, that in the case of clauses (a) through (g) and clause (j) these permitted transferees must enter into a written agreement agreeing to be bound by these transfer restrictions and the other restrictions contained in the letter agreements (a transfer permitted by clauses (a) through (j) of this sentence is referred to as a “Permitted Transfer”).

Private units (including component securities and securities underlying those component securities)	Locked-up until the closing of the initial business combination	FDB IV Ian Lee Hanna

The securities are not transferable or saleable except in each case (a) to the subscriber’s officers or directors, any affiliates or family members of any of the Subscriber’s officers or directors, any members of the sponsor, or any affiliates of the sponsor, (b) in the case of an individual, by gift to a member of the individual’s immediate family or to a trust, the beneficiary of which is a member of the individual’s immediate family or an affiliate of such person, or to a charitable organization; (c) in the case of an individual, by virtue of laws of descent and distribution upon death of the individual; (d) in the case of an individual, pursuant to a qualified domestic relations order; (e) by virtue of the laws of the Cayman Islands or our sponsor’s limited liability company agreement upon dissolution of our sponsor; (f) in the event of the Company’s liquidation prior to the consummation of a Business Combination; provided, however, that in the case of clauses (a) through (f) these

Subject Securities	Expiration Date	Natural Persons and Entities Subject to Restrictions	Exceptions to Transfer Restrictions

permitted transferees must enter into a written agreement agreeing to be bound by these transfer restrictions and by the same agreements entered into by the sponsor and the Subscriber with respect to such securities.

Any units, warrants, ordinary shares, rights or any other securities convertible into, or exercisable or exchangeable for, any units, ordinary shares, founder shares, warrants or rights	Locked-up until the closing of the initial business combination	FDB IV Ian Lee Hanna

The lock-up period is pursuant to the underwriting agreement and can be waived with the prior written consent of ARC. See “Underwriting (Conflicts of Interest) – Lock-up.”

Our sponsor, officers and directors are also subject to separate transfer restrictions on their founder shares and private units pursuant to the letter agreement described in the immediately preceding paragraphs.

Representative shares	Locked up until the completion of the initial business combination.	ARC	Subject to FINRA rules, ARC may transfer the representative shares in a Permitted Transfer.

The representative shares have been deemed compensation by FINRA and are therefore subject to a lock-up for a period of 180 days immediately following the date of the effectiveness of the registration statement of which this prospectus forms a part pursuant to Rule 5110(e)(1) of FINRA’s Conduct Rules.

ARC

Subject to FINRA rules, the securities are not transferable or saleable except to (i) the representative or any underwriter or selected dealer in connection with this offering, (ii) a bona fide officer, partner, registered person or affiliate of the representative or of any such underwriter or selected dealer or (iii) the issuer in a transaction exempt from registration with the SEC.